Pledged Assets (Details) - Schedule of group’s assets pledged as collateral - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pledged Assets (Details) - Schedule of group’s assets pledged as collateral [Line Items]
Book value	$ 21,989,848	$ 25,652,177
Time deposits [Member]
Pledged Assets (Details) - Schedule of group’s assets pledged as collateral [Line Items]
Pledged assets	Time deposits (shown as ‘Financial assets at amortized cost’)
Book value	$ 6,871,187	$ 8,820,613
Purpose		Performance guarantee, deposit letter of credit and short-term borrowings
Land [Member]
Pledged Assets (Details) - Schedule of group’s assets pledged as collateral [Line Items]
Pledged assets	Land
Book value	$ 12,718,015	$ 14,110,197
Purpose		Long-term and short-term borrowings
Buildings and structures [Member]
Pledged Assets (Details) - Schedule of group’s assets pledged as collateral [Line Items]
Pledged assets	Buildings and structures
Book value	$ 2,400,646	$ 2,721,367
Purpose		Long-term and short-term borrowings